Financial instruments and financial risk management - Currency and interest rate risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of risk management strategy
Approximate percentage of net foreign currency exposure that the entity hedges	50.00%
Derivative financial assets held for hedging	€ 0	€ 0
Derivative financial liabilities held for hedging	0	€ 0
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	2,142
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	€ (2,619)
Maximum
Disclosure of risk management strategy
Duration of foreign currency hedging transactions	1 year
Currency risk | USD
Disclosure of risk management strategy
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	€ 10,645	€ 275
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	€ (13,011)	€ (336)
Currency risk | GBP
Disclosure of risk management strategy
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	€ 2,235	€ 414
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	€ (2,732)	€ (505)
Currency risk | AED
Disclosure of risk management strategy
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)